Other Liability (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Payables and Other Liabilities

	December 31
	2021	2020
Other payable

Accrued expenses	$24,807	$28,882
Payable for bonus and annual leave	9,150	8,855
Payable for purchase of equipment	2,427	2,045
	$36,384	$39,782
Other liabilities

Advance receipts	$24,916	$17,904
Others	1,798	1,426
	$26,714	$19,330

Current	$8,219	$5,506
Non-current	18,495	13,824
	$26,714	$19,330